                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07117

                      Morgan Stanley Limited Duration Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: April 30, 2008

Date of reporting period: October 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Limited Duration Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended October 31, 2007

TOTAL RETURN FOR THE 6 MONTHS ENDED OCTOBER 31, 2007

        MORGAN STANLEY         LEHMAN BROTHERS            LIPPER SHORT
      LIMITED DURATION             U.S. CREDIT        INVESTMENT GRADE
                  FUND     INDEX (1-5 YEAR)(1)     BOND FUNDS INDEX(2)

                 1.54%                  2.49%                   1.94%

The Fund's total return assumes the reinvestment of all distributions. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS


The second and third quarter of 2007 marked a negative turn for the markets. Confronted with increasing delinquency rates on subprime loans, high-profile hedge fund collapses, and a series of subprime mortgage related credit downgrades, markets responded severely. The impact was exacerbated by an influx of forced sellers looking to liquidate assets to help meet margin calls and capital withdrawals, and a flight to quality ensued. As the period progressed, concerns about the impact on the financial markets, the financial system, and the broader economy intensified.

In an effort to help ease the credit and liquidity crunch, the Federal Open Market Committee (the "Fed") elected to cut the target federal funds rate by 50 basis points in September and another 25 basis points in October, bringing the benchmark overnight rate to 4.50 percent as of October 31, 2007. At each of these meetings, the Fed acknowledged that while some upward pressure on inflation remained, the housing correction had the potential to intensify and restrain economic growth. However, at their October meeting they also noted that the upside risk to inflation roughly balanced the downside risk to growth, setting expectations for no further cuts in the target rate.

Aided by the flight to quality that occurred during the third calendar quarter, Treasury and agency securities outperformed all other sectors of the fixed income market. Within the investment-grade corporate sector, lower-rated (Baa) and higher-rated (AAA) issues outpaced middle investment-grade issues. Industrials outpaced utilities and financials, which were hit hardest by the liquidity and credit crisis. Overall, intermediate-term issues outperformed longer dated issues. Despite a general widening of credit spreads during the reporting period, however, spreads still remained narrow by historical standards.

The mortgage market was highly impacted by subprime credit and liquidity concerns, with non-agency mortgage securities suffering the bulk of the damage. As the amount of non-agency mortgage originations has grown, so too has the secondary market for non-agency mortgage-backed bonds. Many non-agency issues were held on a highly levered basis by hedge funds. As these securities' prices fell -- in some cases, very sharply -- these levered investors became forced sellers to meet margin calls. This phenomenon was at the core of the liquidity crisis. What is interesting to note is the indiscriminate way the market re-priced risk; essentially all non-agency mortgage-backed securities suffered price markdowns regardless of whether or not they were in any way tied to subprime lending. The performance of fixed-rate agency mortgages also suffered during the period.

PERFORMANCE ANALYSIS


Morgan Stanley Limited Duration Fund underperformed the Lehman Brothers U.S. Credit Index (1-5 Year) and the Lipper Short Investment Grade Bond Funds Index for the six months ended October 31, 2007.

Various factors contributed to the Fund's underperformance versus the benchmark Lehman Brothers U.S. Credit Index (1-5 Year). The greatest contributors, however, were its interest rate duration* positioning and emphasis on non-Treasury securities. The Fund maintained a duration lower than that of the benchmark index. Interest rates declined meaningfully during the period and the Fund's defensive positioning detracted from returns as it kept the Fund from more fully benefiting from the corresponding increase in prices.

As credit concerns in the subprime mortgage market spread into the broader credit markets, all non-Treasury assets underperformed Treasuries during the period. The portfolio had a greater relative emphasis on non-Treasury securities and given the broad-based underperformance of these securities, this positioning also hindered returns. Additionally, the portfolio had significant holdings in financial services bonds, a sector that suffered as financial institutions began to record mortgage asset writedowns.

Our mortgage strategy of investing in non-agency mortgage collateral also dampened performance. The portfolio holds only high quality, AAA-rated mortgage securities but default experience in the subprime market pushed all mortgage product spreads wider and market liquidity for mortgage products was severely diminished.

The Fund's holdings in credit card and automobile receivable asset-backed securities were a bright spot, however, as these securities did not suffer meaningful price declines. Additionally, our relatively low credit spread duration (a measure of the portfolio's sensitivity to credit spread widening), aided performance. We kept the spread duration low by focusing on higher-rated credits, which was beneficial given the broad-based credit deterioration that took place during the reporting period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

   PORTFOLIO COMPOSITION**
   Corporate Bonds                                     37.6%
   Collateralized Mortgage Obligations                 34.4
   Mortgage-Back Securities                            15.4
   Asset-Backed Securities                              9.5
   Commercial Mortgage-Backed Securities                0.9
   Short-Term Investments                               2.2

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                             66.7%
   Aa/AA                                               11.4
   A/A                                                 10.8
   Baa/BBB                                             11.1

** Does not include open long futures contracts with an underlying face amount of $12,995,672 with unrealized appreciation of $131,263 and open short futures contracts with an underlying face amount of $30,923,361 with unrealized depreciation of $74,794. Also does not include open swap contracts with unrealized appreciation of $149,265.

Data as of October 31, 2007. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN SECURITIES ISSUED OR GUARANTEED AS TO PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES (INCLUDING ZERO COUPON SECURITIES), INVESTMENT GRADE MORTGAGE-BACKED SECURITIES, INCLUDING COLLATERALIZED MORTGAGE OBLIGATIONS, AND INVESTMENT GRADE CORPORATE AND OTHER TYPES OF BONDS. IN SELECTING PORTFOLIO INVESTMENTS TO PURCHASE OR SELL, THE "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS BOTH DOMESTIC AND INTERNATIONAL ECONOMIC DEVELOPMENTS, INTEREST RATE LEVELS, THE STEEPNESS OF THE YIELD CURVE AND OTHER FACTORS, AND SEEKS TO MAINTAIN AN OVERALL AVERAGE DURATION FOR THE FUND'S PORTFOLIO OF THREE YEARS OR LESS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S

PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 869-NEWS, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED OCTOBER 31, 2007


   SYMBOL                                MSLDX
   1 YEAR                                 4.01%(3)
   5 YEARS                                2.42(3)
   10 YEARS                               4.10(3)
   SINCE INCEPTION
    (01/10/94)                            4.41(3)

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1) The Lehman Brothers U.S. Credit Index (1-5 Year) includes U.S. corporate and specified foreign debentures and secured notes with maturities of one to five years. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Short Investment Grade Bond Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Short Investment Grade Bond Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Short Investment Grade Bond Funds classification as of the date of this report.

(3) Figure shown assumes reinvestment of all distributions. There are no sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/07 - 10/31/07.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), redemption fees or exchange fees.

                                                                     BEGINNING            ENDING           EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             05/01/07 -
                                                                     05/01/07            10/31/07             10/31/07
                                                                   -------------       -------------       ---------------
Actual (1.54% return).......................................         $1,000.00           $1,015.40              $4.61
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.56              $4.62

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.91% multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                      COUPON       MATURITY
THOUSANDS                                                       RATE          DATE              VALUE
---------------------------------------------------------------------------------------------------------
            Corporate Bonds (37.5%)
            Aerospace & Defense (0.3%)
$    325    Bae Systems Holdings Inc. - 144A*................  4.75%        08/15/10        $    323,058
                                                                                            ------------

            Air Freight/Couriers (0.3%)
     245    FedEx Corp. .....................................  5.50         08/15/09             247,062
                                                                                            ------------

            Beverages: Alcoholic (0.3%)
     330    Miller Brewing Co. - 144A*.......................  4.25         08/15/08             327,742
                                                                                            ------------

            Cable/Satellite TV (0.8%)
     410    Comcast Cable Communications, Inc. ..............  6.875        06/15/09             420,580
     427    Cox Communications Inc. .........................  6.253+       12/14/07             427,371
                                                                                            ------------
                                                                                                 847,951
                                                                                            ------------
            Chemicals: Major Diversified (0.3%)
     275    ICI Wilmington Inc. .............................  4.375        12/01/08             273,948
                                                                                            ------------

            Containers/Packaging (0.2%)
     145    Sealed Air Corp. - 144A*.........................  6.95         05/15/09             149,581
                                                                                            ------------

            Department Stores (0.5%)
     160    Federated Department Stores, Inc. ...............  6.30         04/01/09             161,416
     340    JC Penney Corp., Inc. ...........................  7.375        08/15/08             345,422
                                                                                            ------------
                                                                                                 506,838
                                                                                            ------------
            Drugstore Chains (0.4%)
     355    CVS Corp. .......................................  4.00         09/15/09             348,733
     100    CVS Corp. .......................................  3.875        11/01/07             100,000
                                                                                            ------------
                                                                                                 448,733
                                                                                            ------------
            Electric Utilities (5.2%)
     475    Baltimore Gas & Electric Co. ....................  6.625        03/15/08             476,722
     315    Columbus Southern Power Co. .....................  4.40         12/01/10             308,494
     315    Consumers Energy Co. (Series H)..................  4.80         02/17/09             314,590
     285    Detroit Edison Co. (The).........................  6.125        10/01/10             294,457
     350    Dominion Resources Inc. .........................  5.687        05/15/08             350,425
     335    Duke Energy Corp. ...............................  3.75         03/05/08             333,593
     185    Entergy Gulf States, Inc. .......................  3.60         06/01/08             182,802
     295    Entergy Gulf States, Inc. .......................  5.98+        12/01/09             292,832
     605    FPL Group Capital Inc. ..........................  5.551        02/16/08             605,312

                       See Notes to Financial Statements
 8

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                      COUPON       MATURITY
THOUSANDS                                                       RATE          DATE              VALUE
---------------------------------------------------------------------------------------------------------
$    285    Pacific Gas & Electric Co. ......................  3.60%        03/01/09        $    280,119
     595    Peco Energy Co. .................................  3.50         05/01/08             590,735
     450    Southwestern Public Service Co. (Series A).......  6.20         03/01/09             456,787
     375    Texas-New Mexico Power Co. ......................  6.25         01/15/09             378,941
     345    Wisconsin Electric Power Co. ....................  3.50         12/01/07             344,559
                                                                                            ------------
                                                                                               5,210,368
                                                                                            ------------
            Finance/Rental/Leasing (2.3%)
     220    American Honda Finance Corp. - 144A*.............  3.85         11/06/08             217,240
     300    Capmark Financial Group Inc. - 144A*.............  5.875        05/10/12             269,588
     695    CIT Group Inc. (Series MTN)......................  4.75         08/15/08             689,417
     510    Countrywide Home Loans, Inc. (Series L)..........  3.25         05/21/08             484,782
     130    Residential Capital Corp. .......................  7.00         02/22/11              94,964
     600    SLM Corp. .......................................  4.00         01/15/10             562,945
                                                                                            ------------
                                                                                               2,318,936
                                                                                            ------------
            Financial Conglomerates (1.3%)
     145    Chase Manhattan Corp. ...........................  7.00         11/15/09             150,349
      85    Chase Manhattan Corp. ...........................  6.00         02/15/09              85,821
     165    Citigroup Inc. ..................................  4.625        08/03/10             164,124
     345    Citigroup Inc. ..................................  3.625        02/09/09             339,963
     140    JPMorgan Chase & Co. ............................  6.75         02/01/11             146,671
     425    Pricoa Global Funding I - 144A*..................  3.90         12/15/08             418,767
                                                                                            ------------
                                                                                               1,305,695
                                                                                            ------------
            Food Retail (0.6%)
     290    Fred Meyer, Inc. ................................  7.45         03/01/08             292,028
     290    Safeway Inc. ....................................  7.50         09/15/09             301,908
                                                                                            ------------
                                                                                                 593,936
                                                                                            ------------
            Food: Major Diversified (1.4%)
     565    General Mills Inc. ..............................  3.875        11/30/07             564,533
     485    Kraft Foods Inc. ................................  4.125        11/12/09             477,623
     405    Sara Lee Corp. ..................................  2.75         06/15/08             399,105
                                                                                            ------------
                                                                                               1,441,261
                                                                                            ------------
            Gas Distributors (0.8%)
     170    Keyspan Corp. ...................................  4.90         05/16/08             169,778
     320    NiSource Finance Corp. ..........................  6.064+       11/23/09             318,910
     345    Sempra Energy....................................  4.75         05/15/09             343,241
                                                                                            ------------
                                                                                                 831,929
                                                                                            ------------
            Home Improvement Chains (0.3%)
     330    Home Depot Inc. .................................  5.819+       12/16/09             326,089
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                      COUPON       MATURITY
THOUSANDS                                                       RATE          DATE              VALUE
---------------------------------------------------------------------------------------------------------
            Household/Personal Care (0.5%)
$    510    Clorox Co. (The).................................  5.828+%      12/14/07        $    510,408
                                                                                            ------------

            Industrial Conglomerates (0.4%)
     400    Textron Financial Corp. .........................  4.125        03/03/08             399,025
                                                                                            ------------

            Investment Banks/Brokers (1.8%)
     355    Goldman Sachs Group Inc. (The)...................  6.875        01/15/11             371,928
   1,055    Goldman Sachs Group Inc. (The)...................  4.125        01/15/08           1,052,715
     165    Lehman Brothers Holdings.........................  5.42+        12/23/10             161,962
     215    Lehman Brothers Holdings.........................  5.26+        12/23/08             213,173
                                                                                            ------------
                                                                                               1,799,778
                                                                                            ------------
            Life/Health Insurance (1.4%)
     585    John Hancock Financial Services, Inc. ...........  5.625        12/01/08             590,005
     410    Met Life Global - 144A*..........................  4.625        08/19/10             409,256
      65    Monumental Global Funding II - 144A*.............  3.85         03/03/08              64,709
     350    Monumental Global Funding II - 144A*.............  4.375        07/30/09             346,581
                                                                                            ------------
                                                                                               1,410,551
                                                                                            ------------
            Major Banks (4.4%)
     200    Bank of America Corp. ...........................  3.375        02/17/09             195,435
     155    Credit Suisse USA Inc. ..........................  6.125        11/15/11             160,415
     510    HBOS Treasury Services PLC - 144A* (United         5.625        07/20/09             514,799
              Kingdom).......................................
     850    HSBC Finance Corp. ..............................  6.75         05/15/11             887,649
     355    MBNA Corp. (Series F)............................  5.79+        05/05/08             355,897
     315    Popular North America, Inc. (Series F)...........  5.65         04/15/09             316,968
     585    Suntrust Bank Atlanta............................  4.55         05/25/09             581,345
     400    Unicredit Luxembourg Finance S.A. - 144A*          5.143+       10/24/08             399,155
              (Luxembourg)...................................
     700    Wachovia Corp. ..................................  5.35         03/15/11             705,149
     365    Well Fargo & Co. ................................  3.12         08/15/08             358,808
                                                                                            ------------
                                                                                               4,475,620
                                                                                            ------------
            Major Telecommunications (1.4%)
     390    AT&T Inc. .......................................  5.46+        02/05/10             387,766
     325    Deutsche Telekom International Finance BV          8.00         06/15/10             348,695
              (Netherlands)..................................
     280    Sprint Nextel Corp. .............................  5.598+       06/28/10             279,329
     425    Telecom Italia Capital SA (Luxembourg)...........  4.875        10/01/10             422,609
                                                                                            ------------
                                                                                               1,438,399
                                                                                            ------------

                       See Notes to Financial Statements
 10

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                      COUPON       MATURITY
THOUSANDS                                                       RATE          DATE              VALUE
---------------------------------------------------------------------------------------------------------
            Managed Health Care (0.5%)
$    480    UnitedHealth Group Inc. .........................  4.125%       08/15/09        $    473,515
                                                                                            ------------

            Media Conglomerates (0.9%)
     400    Time Warner, Inc. ...............................  5.73+        11/13/09             397,858
     155    Viacom Inc. .....................................  6.044+       06/16/09             154,533
     300    Viacom Inc. .....................................  5.75         04/30/11             303,132
                                                                                            ------------
                                                                                                 855,523
                                                                                            ------------
            Medical Specialties (0.9%)
     605    Baxter International, Inc. ......................  5.196        02/16/08             605,249
     310    Hospira, Inc. ...................................  5.678+       03/30/10             307,805
                                                                                            ------------
                                                                                                 913,054
                                                                                            ------------
            Motor Vehicles (0.6%)
     345    DaimlerChrysler North American Holdings Co.......  6.133+       03/13/09             345,098
     295    DaimlerChrysler North American Holdings Co. .....  4.05         06/04/08             292,658
                                                                                            ------------
                                                                                                 637,756
                                                                                            ------------
            Multi-Line Insurance (1.3%)
     540    American General Finance Corp. (Series H)........  4.625        09/01/10             529,226
     125    Equitable Co. ...................................  6.50         04/01/08             125,662
     490    Hartford Financial Services Group, Inc. (The)....  5.55         08/16/08             491,842
     140    International Lease Finance Corp. (Series Q).....  4.625        06/02/08             139,487
                                                                                            ------------
                                                                                               1,286,217
                                                                                            ------------
            Oil & Gas Pipelines (0.5%)
     555    Enbridge Energy Parners, LP......................  4.00         01/15/09             546,657
                                                                                            ------------

            Oil Refining/Marketing (0.5%)
     495    Valero Energy Corp. .............................  3.50         04/01/09             485,003
                                                                                            ------------

            Other Metals/Minerals (0.4%)
     370    Brascan Corp. (Canada)...........................  8.125        12/15/08             382,640
                                                                                            ------------

            Property - Casualty Insurers (1.4%)
     815    Mantis Reef Ltd. - 144A* (Australia).............  4.692        11/14/08             811,708
     255    Platinum Underwriters Holdings, Ltd. (Series B)    6.371        11/16/07             254,976
              (Bermuda)......................................
     300    XLLIAC Global Funding - 144A*....................  4.80         08/10/10             296,719
                                                                                            ------------
                                                                                               1,363,403
                                                                                            ------------

                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                      COUPON       MATURITY
THOUSANDS                                                       RATE          DATE              VALUE
---------------------------------------------------------------------------------------------------------
            Railroads (1.5%)
$    425    Burlington North Santa Fe Railway Co. ...........  6.125%       03/15/09        $    430,114
   1,120    Union Pacific Corp. (Series E)...................  6.79         11/09/07           1,120,211
                                                                                            ------------
                                                                                               1,550,325
                                                                                            ------------
            Real Estate Development (0.7%)
     317    World Financial Properties - 144A*...............  6.95         09/01/13             328,370
     359    World Financial Properties - 144A*...............  6.91         09/01/13             371,553
                                                                                            ------------
                                                                                                 699,923
                                                                                            ------------
            Real Estate Investment Trusts (0.7%)
     355    iStar Financial Inc. ............................  6.074+       03/09/10             335,593
     330    Simon Property Group LP..........................  6.375        11/15/07             330,068
                                                                                            ------------
                                                                                                 665,661
                                                                                            ------------
            Regional Banks (0.5%)
     510    Banco Santander Central Hispano Issuances Ltd.     7.625        11/03/09             536,025
              (Cayman Islands)...............................
                                                                                            ------------

            Restaurants (0.5%)
     500    Tricon Global Restaurant, Inc. ..................  7.65         05/15/08             506,621
                                                                                            ------------

            Savings Banks (1.1%)
     475    Sovereign Bancorp, Inc. .........................  5.44+        03/23/10             471,226
     150    Sovereign Bank (Series CD).......................  4.00         02/01/08             149,499
     310    Washington Mutual Inc. ..........................  8.25         04/01/10             325,700
     155    Washington Mutual Inc. ..........................  4.00         01/15/09             151,898
                                                                                            ------------
                                                                                               1,098,323
                                                                                            ------------
            Wireless Telecommunications (0.6%)
     580    Vodafone Group PLC (United Kingdom)..............  5.288+       12/28/07             580,139
                                                                                            ------------
            Total Corporate Bonds (Cost $38,005,301).........
                                                                                              37,767,693
                                                                                            ------------

            Collateralized Mortgage Obligations (34.3%)
            U.S. Government Agencies - Collateralized
            Mortgage Obligations (2.8%)
   1,712    Federal Home Loan Mortgage Corp. 2182 ZC.........  7.50         09/15/29           1,219,467
     818    Federal National Mortgage Assoc. 2005-27 NA        5.50         01/25/24             818,297
              (PAC)..........................................
     785    Federal National Mortgage Assoc. 2005-52 PA        6.50         06/25/35             810,636
              (PAC)..........................................
                                                                                            ------------
            Total U.S. Government Agencies - Collateralized
              Mortgage Obligations...........................
                                                                                               2,848,400
                                                                                            ------------

                       See Notes to Financial Statements
 12

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                      COUPON       MATURITY
THOUSANDS                                                       RATE          DATE              VALUE
---------------------------------------------------------------------------------------------------------
            Private Issues - Collateralized Mortgage
            Obligations (31.5%)
$    341    American Home Mortgage Assets 2007-5 A3..........  5.173+%      06/25/47        $    319,715
     742    Bank of America Funding Corp. - 2006-H 3A1.......  6.202        09/20/46             748,836
     522    Bear Stearns Alt -A Trust 2003-3 3A..............  5.223+       10/25/33             524,703
            Bear Stearns Mortgage Funding Trust
     766      2006-AR1 1A2...................................  5.123+       07/25/36             732,216
     899      2006-AR3 1A1...................................  5.053+       10/25/36             883,232
            Countrywide Alternative Loan Trust
     836      2005-58 A2.....................................  5.389+       12/20/35             806,723
     599      2006-0A1 1A2...................................  5.298+       03/20/46             581,375
   3,169      2005-81 X1 (IO)................................  2,302+       02/25/37             164,386
            Countrywide Alternative Loan Trust NIM
      13      2006-0A6 N1-144A*..............................  5.25         07/25/46              12,710
     573      2006-0A14 2A1..................................  5.063+       11/25/46             564,032
     616      2006-0A22 A2...................................  5.083+       02/25/47             600,217
     217      2005-J2 1A12...................................  5.273+       04/25/35             204,880
     231      2005-J1 5A1....................................  5.273+       02/25/35             217,516
     946      2006-0A16 A3...................................  5.123+       10/25/46             922,289
     418      2005-76 2A2....................................  6.633+       02/25/36             418,989
   3,718      2006-0A1 2X (IO)...............................  2.757+       03/20/46             158,744
   3,437    Countrywide Home Loans 2004-25 1X (IO)...........  2.203+       02/25/35              76,789
     800    DSLA Mortgage Loan Trust 2006-AR2 2A1A...........  5.221+       11/19/37             785,312
     680    First Horizon Alternative Mortgage Sec. 2006-FA8   6.00         02/25/37             673,665
              1A7............................................
            Greenpoint Mortgage Funding Trust
     678      2006-AR2 4A1...................................  6.933+       03/25/36             692,364
   1,542      2005-AR3 X1 (IO)...............................  2.372+       08/25/45              46,017
   2,726      2005-AR4 X4 (IO)...............................  2.277+       10/25/45              81,346
            GS Mortgage Securities Corp.
     147      2007-NIM1 N1 - 144A*...........................  6.25         08/25/46             143,031
      23      2006-NIM3 N1 - 144A*...........................  6.414+       06/25/46              22,572
            Harborview Mortgage Loan Trust
     932      2006-10 2A1B...................................  5.26+        11/19/36             909,247
     612      2006-7 2A1B....................................  5.27+        10/19/37             593,378
     747      2006-8 2A1B....................................  5.247+       08/21/36             728,549
     646      2006-1 2A1A....................................  5.26+        03/19/37             635,226
       #      2006-5 PO2 (PO)................................  0.00         07/19/47                  10
   2,859      2006-5 X2 (IO).................................  2.279+       07/19/47             107,202
   3,034      2005-2 X (IO)..................................  1.815+       05/19/35              70,150
   2,047      2005-16 X1 (IO)................................  2.475+       01/19/36              65,253
   4,929      2005-16 X3 (IO)................................  2.217+       01/19/36             135,545
   2,608      2005-3 X2 (IO).................................  0.769+       06/19/35              60,305
     220      2005-9 B1......................................  5.597+       06/20/35             200,624

                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                      COUPON       MATURITY
THOUSANDS                                                       RATE          DATE              VALUE
---------------------------------------------------------------------------------------------------------
$      2      2006-1 PO1 (PO)................................  0.00%        03/19/37        $      1,617
   1,096      2006-12 2A2B...................................  5.271+       01/19/38           1,066,984
   1,520      2005-16 4A1A...................................  6.933+       01/19/36           1,540,229
   3,763      2006-1 X1 (IO).................................  2.293+       03/19/37             164,623
            Harborview NIM Corp.
     177      2006-14 N1 - 144A*.............................  6.409        03/19/38             176,106
      64      2006-9A N1.....................................  6.409        11/19/36              64,051
     119      2007-1A N1 - 144A*.............................  6.409        03/19/37             118,835
     180      2006-12 N1 - 144A*.............................  6.409        12/19/36             179,567
     170    Indymac Index Mortgage Loan Trust 2004 - AR3       5.373+       07/25/34             160,820
              B1.............................................
       9    Indymac Index NIM Corp. 2006-AR6 N1 - 144A*......  6.654        06/25/46               9,246
      17    Lehman XS Net Interest Margin Notes 2006-GP1 A1 -  6.250        05/28/46              16,735
              144A*..........................................
            Luminent Mortgage Trust
     701      2006-6 A1......................................  5.073+       10/25/46             687,968
     554      2006-1 A1......................................  5.113+       04/25/36             544,861
     558      2006-2 A1B.....................................  5.153+       02/25/46             544,445
     350    Master Adjustable Rate Mortgages Trust 2007-3      5.973+       05/25/47             243,156
              1M2............................................
      18    Rali NIM Corp. 2006-Q04 N1 - 144A*...............  6.048        04/25/46              17,750
            Residential Accredit Loans Inc.
     267      2006-Q01 2A1...................................  5.143+       02/25/46             263,311
     421      2006-Q01 2A2...................................  5.203+       02/25/46             412,554
     254      2006-Q01 1A1...................................  5.133+       02/25/46             250,598
     748      2006-QH1 A1....................................  5.063+       12/25/36             731,882
     904      2006-Q06 A2....................................  5.103+       06/25/46             884,431
     872      2006-QO10 A2...................................  5.073+       01/25/37             834,035
   1,038      2007-QH1 A2....................................  5.063+       02/25/37           1,004,033
     485      2007-Q04 A2....................................  5.133+       05/25/47             472,807
     291      2007-Q04 A23...................................  5.173+       05/25/47             276,226
            Structured Asset Mortgage Investments Inc.
     707      2006-AR2 A2....................................  5.183+       02/25/36             689,634
     458      2006-AR1 2A2...................................  5.183+       02/25/36             450,810
     868      2006-AR8 A1A...................................  5.073+       10/25/36             855,197
     780      2007-AR2 1A2...................................  5.063+       02/25/37             759,832
            Washington Mutual Mortgage Pass-Through
              Certificates
     808      2005-AR13 A1B3.................................  5.233+       10/25/45             789,715
     854      2005-AR15 A1B3.................................  5.213+       11/25/45             835,338
     312      2005-AR8 2AB3..................................  5.233+       07/25/45             307,470
     637      2006-AR6 2A....................................  5.893+       08/25/46             627,725
   1,054      2006-AR9 1A....................................  5.933+       08/25/46           1,036,090
   2,673      2004-AR10 X (IO)...............................  1.615+       07/25/44              45,109
   3,608      2004-AR12 X (IO)...............................  1.485+       10/25/44              63,141

                       See Notes to Financial Statements
 14

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                      COUPON       MATURITY
THOUSANDS                                                       RATE          DATE              VALUE
---------------------------------------------------------------------------------------------------------
$  1,397      2004-AR8 X (IO)................................  1.665+%      06/25/44        $     24,448
            Washington Mutual Mortgage Pass-Through
     703      2006-AR2 A1A...................................  5.873+       04/25/46             693,839
                                                                                            ------------
            Total Private Issues - Collateralized Mortgage Obligations...................
                                                                                              31,732,366
                                                                                            ------------
            Total Collateralized Mortgage Obligations (Cost $36,218,739).................
                                                                                              34,580,766
                                                                                            ------------
            Commercial Mortgage-Backed Securities (0.9%)
     248    Citigroup Commercial Mortgage Trust 2007-C6 A1...  5.622        12/10/49             250,109
     626    JP Morgan Chase CMBS 2007-LD11 A1................  5.651        06/15/49             631,934
                                                                                            ------------
            Total Commercial Mortgage-Backed Securities (Cost $876,140)..................
                                                                                                 882,043
                                                                                            ------------
            U.S. Government Agencies - Mortgage-Backed Securities
            (15.3%)
     982    Federal Home Loan Mortgage Corp. ................  7.50     10/01/26-08/01/32      1,037,088
     718    Federal Home Loan Mortgage Corp. ARM.............  6.092        08/01/34             726,718
       5    Federal Home Loan Mortgage Corp. PC Gold.........  6.50     07/01/29-09/01/29          5,636
   1,366    Federal Home Loan Mortgage Corp. PC Gold.........  7.50     01/01/30-07/01/32      1,440,416
     792    Federal National Mortgage Assoc..................  6.50     01/01/29-07/01/32        815,965
   1,213    Federal National Mortgage Assoc..................  7.00     02/01/26-04/01/33      1,269,969
     503    Federal National Mortgage Assoc..................  7.50     09/01/29-09/01/32        532,773
     201    Federal National Mortgage Assoc. ARM.............  5.599        06/01/34             202,363
     409    Federal National Mortgage Assoc. ARM.............  6.151        09/01/34             412,265
     841    Federal National Mortgage Assoc. ARM.............  4.325        05/01/35             858,652
   1,083    Federal National Mortgage Assoc. ARM.............  4.282        04/01/35           1,091,248
   1,027    Federal National Mortgage Assoc. ARM.............  4.216        05/01/35           1,052,183
     439    Federal National Mortgage Assoc. ARM.............  4.553        04/01/35             441,222
   1,400    Federal National Mortgage Assoc. ARM.............  4.717        09/01/35           1,393,367
   1,203    Federal National Mortgage Assoc. ARM.............  4.784        07/01/35           1,200,450
     455    Federal National Mortgage Assoc. ARM.............  5.496        07/01/34             458,698
     388    Federal National Mortgage Assoc. ARM.............  6.889        07/01/33             396,717
     990    Government National Mortgage Assoc. II...........  6.375+   06/20/22-05/20/23      1,001,150
     869    Government National Mortgage Assoc. II...........  5.50+    08/20/29-09/20/29        877,983
     234    Government National Mortgage Assoc. II...........  6.125+   10/20/24-12/20/24        237,483
                                                                                            ------------
            Total U.S. Government Agencies - Mortgage-Backed Securities (Cost
              $15,428,866)...............................................................
                                                                                              15,452,346
                                                                                            ------------
            Asset-Backed Securities (9.6%)
     275    Aegis Asset Backed Securities Trust 2004-2 B1....  6.873+       06/25/34             181,504
     350    Ameriquest Mortgage Securities Inc. 2004-R7 M5...  6.023+       08/25/34             305,278
   1,150    Bank of America CDT CD Trust - 2007-A13..........  5.33+        04/16/12           1,150,902
   1,125    Capital Auto Receivables Asset Trust 2007-SN1      5.38         07/15/10           1,133,999
              A3A............................................
     931    Chase Manhattan Auto Owner Trust 2004-A A4.......  2.83         09/15/10             924,369
     925    Chase Issuance Trust 2007-A15 A..................  4.96         09/17/12             927,210
     950    Ford Credit Auto Owner Trust 2007-A A3A..........  5.40         08/15/11             961,295

                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2007 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                      COUPON       MATURITY
THOUSANDS                                                       RATE          DATE              VALUE
---------------------------------------------------------------------------------------------------------
$  1,198    Harley-Davidson Motorcycle Trust 2003-3 A2.......  2.76%        05/15/11        $  1,194,077
     725    Hertz Vehicle Financing LLC 2005-2A A2 - 144A*...  4.93         02/25/10             725,575
     150    Home Equity Asset Trust 2004-3 B1................  6.973+       08/25/34             126,023
     750    Hyundai Auto Receivables Trust 2007-A A3A........  5.04         01/17/12             750,583
     650    Nissan Auto Receivables Owner Trust 2007-B A3....  5.03         05/16/11             653,815
     425    Park Place Securities Inc. 2004-MCW1 M7..........  6.723+       10/25/34             341,917
     236    Soundview Home Equity Loan Trust 2006-OPT3 2A1...  4.933+       06/25/36             235,762
                                                                                            ------------
            Total Asset-Backed Securities (Cost $9,853,016)..............................
                                                                                               9,612,309
                                                                                            ------------
            Short-Term Investments (2.2%)
            U.S. Government Obligation (a) (0.2%)
     200    U.S. Treasury Bill ** (Cost $198,115)............                                    198,116
                                                                                            ------------

  NUMBER OF
--------------
                 Investment Company (b) (2.0%)
                 Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional
      1,981        Class
                   (Cost $1,981,064)..........................................................
                                                                                                  $  1,981,064
                                                                                                  ------------
                 Total Short-Term Investments (Cost $2,179,179)...............................       2,179,180
                                                                                                  ------------
                 Total Investments (Cost $102,561,241) (c)(d)......................       99.8%    100,474,337
                 Other Assets in Excess of Liabilities.............................        0.2         211,632
                                                                                       -------    ------------
                 Net Assets........................................................      100.0%   $100,685,969
                                                                                       =======    ============

                       See Notes to Financial Statements
 16

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2007 (UNAUDITED) continued

---------------------

    ARM  Adjustable Rate Mortgage.
    IO   Interest Only Security.
    MTN  Medium Term Note.
    PC   Participation Certificate.
    PO   Principal Only Security.
     #   Amount less than one thousand.
     *   Resale is restricted to qualified institutional investors.
    **   A portion of this security has been physically segregated in connection with open futures contracts in the amount of
         $47,290.
     +   Floating rate security. Rate shown is the rate in effect at
         October 31, 2007.
    (a)  Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
    (b)  See Note 3 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Money Market
         Portfolio - Institutional Class.
    (c)  Securities have been designated as collateral in an amount equal to $43,816,392 in connection with open futures and
         swap contracts.
    (d)  The aggregate cost for federal income tax purposes
         approximates the aggregate cost for book purposes. The
         aggregate gross unrealized appreciation is $189,287 and the aggregate gross unrealized depreciation is $2,276,191,
         resulting in net unrealized depreciation of $2,086,904.

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2007:

                                                                            UNREALIZED
NUMBER OF                   DESCRIPTION, DELIVERY       UNDERLYING FACE    APPRECIATION
CONTRACTS   LONG/SHORT          MONTH AND YEAR          AMOUNT AT VALUE   (DEPRECIATION)
----------------------------------------------------------------------------------------
    83         Long      U.S. Treasury Note 10 Year,
                                December 2007            $  9,131,297        $117,878
    36         Long       U.S. Treasury Note 5 Year,
                                December 2007               3,864,375          13,385
    30         Short     U.S. Treasury Bond 20 Year,
                                December 2007              (3,377,813)        (31,215)
   133         Short      U.S. Treasury Note 2 Year,
                                December 2007             (27,545,548)        (43,579)
                                                                             --------
            Net Unrealized Appreciation................................      $ 56,469
                                                                             ========

                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2007 (UNAUDITED) continued

CREDIT DEFAULT SWAP CONTRACTS OPEN AT OCTOBER 31, 2007:

                                          NOTIONAL                                    UNREALIZED
   SWAP COUNTERPARTY &        BUY/SELL     AMOUNT    PAY/RECEIVE    TERMINATION      APPRECIATION
   REFERENCE OBLIGATION      PROTECTION   (000'S)    FIXED RATE         DATE        (DEPRECIATION)
--------------------------------------------------------------------------------------------------
      Goldman Sachs             Buy         $300        0.22%      March 20, 2012       $(265)
       International
        Dell Inc.
 Citibank, N.A., New York       Buy          113        0.43       March 20, 2012        (614)
       Covidien Ltd.
 Citibank, N.A., New York       Buy           50        0.43       March 20, 2012        (271)
       Covidien Ltd.
 Citibank, N.A., New York       Buy          113        0.43       March 20, 2012        (168)
  Tyco Electronics Ltd.
 Citibank, N.A., New York       Buy           50        0.43       March 20, 2012         (74)
  Tyco Electronics Ltd.
 Citibank, N.A., New York       Buy          113        0.43       March 20, 2012        (168)
 Tyco International Ltd.
 Citibank, N.A., New York       Buy           50        0.43       March 20, 2012         (74)
 Tyco International Ltd.
      Goldman Sachs             Sell         800        0.35       June 20, 2012          973
  International Dow Jones
      CDX.NA.IG.HVOL.8
                                                                                        -----
                                Net Unrealized Depreciation......................       $(661)
                                                                                        =====

                       See Notes to Financial Statements
 18

Morgan Stanley Limited Duration Fund
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2007 (UNAUDITED) continued

INTEREST RATE SWAP CONTRACTS OPEN AT OCTOBER 31, 2007:

                              NOTIONAL       PAYMENTS                                                       UNREALIZED
                               AMOUNT       RECEIVED BY            PAYMENTS             TERMINATION        APPRECIATION
       COUNTERPARTY           (000'S)          FUND             MADE BY FUND++             DATE           (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
    JPMorgan Chase N.A.
         New York             $ 2,250    Fixed Rate 5.391%   Floating Rate 5.36%       June 6, 2009          $ 27,609
    JPMorgan Chase N.A.
         New York               2,260    Fixed Rate 5.486     Floating Rate 5.36       June 14, 2009           31,052
    JPMorgan Chase N.A.
         New York               2,300    Fixed Rate 5.364     Floating Rate 5.36       June 28, 2009           29,302
    JPMorgan Chase N.A.
         New York               2,225    Fixed Rate 5.357     Floating Rate 5.36       July 13, 2009           28,391
    JPMorgan Chase N.A.
         New York               2,200    Fixed Rate 5.078    Floating Rate 5.356      August 1, 2009           20,350
Goldman Sachs International     2,100    Fixed Rate 4.642    Floating Rate 5.725    September 11, 2009          2,184
    JPMorgan Chase N.A.
         New York               2,100    Fixed Rate 4.793    Floating Rate 5.587    September 20, 2009          7,980
    JPMorgan Chase N.A.
         New York               2,100    Fixed Rate 4.782    Floating Rate 5.208     October 18, 2009           8,778
       Deutsche Bank            2,000     Fixed Rate 4.55    Floating Rate 5.151     October 23, 2009             (80)
    JPMorgan Chase N.A.
         New York               2,000    Fixed Rate 4.384     Floating Rate 5.01     October 29, 2009          (5,640)
                                                                                                             --------
                              Net Unrealized Appreciation..............................................      $149,926
                                                                                                             ========

---------------------
   ++ Floating rate represents USD-3 months LIBOR.

                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $100,580,177).....  $ 98,493,273
Investment in affiliate, at value (cost $1,981,064).........     1,981,064
Unrealized appreciation on open swap contracts..............       156,619
Receivable for:
    Interest................................................       750,639
    Periodic interest on swap contracts.....................       235,244
    Principal paydowns......................................        60,211
    Shares of beneficial interest sold......................        19,993
    Variation margin........................................        19,657
    Dividends from affiliate................................         5,727
Prepaid expenses and other assets...........................        12,522
                                                              ------------
    Total Assets............................................   101,734,949
                                                              ------------
Liabilities:
Unrealized depreciation on open swap contracts..............         7,354
Payable for:
    Investments purchased...................................       423,051
    Swap contracts collateral due to brokers................       260,000
    Periodic interest payment on swap contract..............       121,288
    Shares of beneficial interest redeemed..................        85,232
    Investment advisory fee.................................        47,534
    Dividends to shareholders...............................        27,454
    Premium received from swap contracts....................        11,363
    Administration fee......................................         7,354
    Transfer agent fee......................................         4,770
Accrued expenses and other payables.........................        53,580
                                                              ------------
    Total Liabilities.......................................     1,048,980
                                                              ------------
    Net Assets..............................................  $100,685,969
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $132,495,773
Net unrealized depreciation.................................    (1,881,170)
Dividends in excess of net investment income................      (779,837)
Accumulated net realized loss...............................   (29,148,797)
                                                              ------------
    Net Assets..............................................  $100,685,969
                                                              ============
Net Asset Value Per Share,
11,289,564 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................         $8.92
                                                              ============

                       See Notes to Financial Statements
 20

Morgan Stanley Limited Duration Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended October 31, 2007 (unaudited)

Net Investment Income:
Income
Income......................................................  $3,018,681
Dividends from affiliate....................................      23,788
                                                              ----------
    Total Income............................................   3,042,469
                                                              ----------
Expenses
Investment advisory fee.....................................     282,644
Transfer agent fees and expenses............................      49,881
Administration fee..........................................      43,484
Professional fees...........................................      37,059
Shareholder reports and notices.............................      28,879
Custodian fees..............................................      21,895
Registration fees...........................................      11,977
Trustees' fees and expenses.................................       1,163
Other.......................................................      16,091
                                                              ----------
    Total Expenses..........................................     493,073
Less: amounts waived/reimbursed.............................        (497)
Less: expense offset........................................        (419)
                                                              ----------
    Net Expenses............................................     492,157
                                                              ----------
    Net Investment Income...................................   2,550,312
                                                              ----------
Net Realized and Unrealized Gain (Loss):
Net Realized Loss on:
Investments.................................................    (227,752)
Futures contracts...........................................     (92,025)
Swap contracts..............................................      (8,548)
                                                              ----------
    Net Realized Loss.......................................    (328,325)
                                                              ----------
Net Change in Unrealized Appreciation/Depreciation
Investments.................................................    (865,390)
Futures contracts...........................................      63,692
Swap contracts..............................................     144,278
                                                              ----------
    Net Change in Unrealized Appreciation/Depreciation......    (657,420)
                                                              ----------
    Net Loss................................................    (985,745)
                                                              ----------
Net Increase................................................  $1,564,567
                                                              ==========

                       See Notes to Financial Statements

Morgan Stanley Limited Duration Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                              OCTOBER 31, 2007   APRIL 30, 2007
                                                              ----------------   --------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $  2,550,312      $  5,814,322
Net realized loss...........................................        (328,325)         (715,417)
Net change in unrealized appreciation/depreciation..........        (657,420)        1,305,630
                                                                ------------      ------------
    Net Increase............................................       1,564,567         6,404,535
Dividends to shareholders from net investment income........      (2,718,873)       (6,600,628)
Net decrease from transactions in shares of beneficial
  interest..................................................     (14,273,265)      (43,890,687)
                                                                ------------      ------------
    Net Decrease............................................     (15,427,571)      (44,086,780)
Net Assets:
Beginning of period.........................................     116,113,540       160,200,320
                                                                ------------      ------------
End of Period
(Including dividends in excess of net investment income of
$779,837 and $611,276, respectively)........................    $100,685,969      $116,113,540
                                                                ============      ============

                       See Notes to Financial Statements
 22

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2007 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Limited Duration Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on January 10, 1994.

The Fund will assess a 2% redemption fee, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) interest rate/credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations; (5) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (6) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2007 (UNAUDITED) continued

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Interest Rate Swaps -- Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

E. Credit Default Swaps -- A credit default swap is an agreement between two parties to exchange the credit risk of an issuer. The Fund may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract"), or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. If a credit event occurs, the seller pays to the buyer the maximum payout amount limited to the notional amount of the swap contract as disclosed in the table following the Portfolio of Investments. During the term of the swap agreement, the Fund receives or pays periodic fixed payments from or to the respective counterparty calculated at the agreed upon interest rate applied to the notional amount. These periodic payments are accrued daily and recorded as realized gains or losses in the Statement of Operations. In addition, upon termination of the swap contract, gains and losses are also realized. Any upfront payment received or paid by the Fund is recorded as assets/liabilities on the Fund's books.

F. Options -- When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2007 (UNAUDITED) continued

option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security, which the Fund purchases upon exercise of the option.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

G. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of October 31, 2007, this did not result in an impact to the Fund's financial statements.

H. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

I. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.52% of the portion of the daily net assets not exceeding $1 billion; 0.47% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion and 0.42% of the portion of the daily net assets in excess of $2 billion.

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2007 (UNAUDITED) continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. For the six months ended October 31, 2007, advisory fees paid were reduced by $497 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $23,788 for the six months ended October 31, 2007. During the six months ended October 31, 2007, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class aggregated $18,188,699 and $16,207,634, respectively.

The cost of purchases and proceeds from sales/prepayments/maturities of portfolio securities, excluding short-term investments, for six months ended October 31, 2007 were $10,965,638, and $29,343,512, respectively. Included in the aforementioned are sales/prepayments of U.S. Government securities of $4,654,977.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2007 (UNAUDITED) continued

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                    FOR THE YEAR
                                                          MONTHS ENDED                        ENDED
                                                        OCTOBER 31, 2007                 APRIL 30, 2007
                                                    -------------------------       -------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                                                    ----------   ------------       ----------   ------------
Sold..............................................     265,924   $  2,380,035        1,269,539   $ 11,424,932
Reinvestment of dividends.........................     229,448      2,052,906          526,268      4,737,400
                                                    ----------   ------------       ----------   ------------
                                                       495,372      4,432,941        1,795,807     16,162,332
Redeemed..........................................  (2,090,042)   (18,706,206)      (6,670,835)   (60,053,019)
                                                    ----------   ------------       ----------   ------------
Net decrease......................................  (1,594,670)  $(14,273,265)      (4,875,028)  $(43,890,687)
                                                    ==========   ============       ==========   ============

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of April 30, 2007, the Fund had a net capital loss carryforward of $27,648,478 of which $51,242 will expire on April 30, 2008, $2,035,052 will expire on April 30, 2009, $1,582,163 will expire on April 30, 2011, $2,183,130 will expire on April 30, 2012, $11,744,997 will expire on April 30, 2013, $4,214,200 will expire on April 30, 2014 and $5,837,694 will expire on April 30, 2015 to offset future capital gains to the extent provided by regulations.

As of April 30, 2007, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales, book amortization of premiums on debt securities, mark-to-market of open futures contracts and dividend payable.

6. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, the Fund may enter into interest rate futures contracts ("futures contracts").

Morgan Stanley Limited Duration Fund
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2007 (UNAUDITED) continued

For hedging and investment purposes, the Fund may also engage in transactions in listed and over-the-counter options.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement and Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into contracts from the potential inability of counterparts to meet the terms of their contracts.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

The Fund may enter into credit default swaps for hedging purposes to add leverage to its portfolio or to gain exposure to a credit in which the Fund may otherwise invest. Credit default swaps may involve greater risks than if a fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received may be less than the maximum payout amount it pays to the buyer, resulting in a loss to the Fund.

7. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

8. Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Limited Duration Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                            FOR THE SIX                    FOR THE YEAR ENDED APRIL 30,
                                           MONTHS ENDED      ---------------------------------------------------------
                                         OCTOBER 31, 2007      2007        2006        2005        2004        2003
                                         -----------------   ---------   ---------   ---------   ---------   ---------
                                            (unaudited)

Selected Per Share Data:
Net asset value, beginning of period...         $9.01           $9.02       $9.17       $9.41       $9.68       $9.59
                                                -----           -----       -----       -----       -----       -----
Income (loss) from investment
 operations:
    Net investment income..............          0.20            0.33        0.16        0.19        0.17        0.24
    Net realized and unrealized gain
    (loss).............................         (0.06)           0.09        0.05       (0.08)      (0.07)       0.13
                                                -----           -----       -----       -----       -----       -----
Total income from investment
 operations............................          0.14            0.42        0.21        0.11        0.10        0.37
                                                -----           -----       -----       -----       -----       -----
Less dividends from net investment
 income:...............................         (0.23)          (0.43)      (0.36)      (0.35)      (0.37)      (0.28)
                                                -----           -----       -----       -----       -----       -----
Net asset value, end of period.........         $8.92           $9.01       $9.02       $9.17       $9.41       $9.68
                                                =====           =====       =====       =====       =====       =====
Total Return+..........................          1.54%(1)        4.77%       2.29%       1.20%       0.99%       3.93%
Ratios To Average Net Assets:
Total expenses (before expense
 offset)...............................          0.91%(2)(4)     0.85%(5)     0.80%(5)     0.76%(3)     0.85%(3)     0.84%(5)
Net investment income..................          4.69%(2)(4)     4.23%(5)     2.95%(5)     2.63%     1.75%       1.90%(5)
Supplemental Data:
Net assets, end of period, in
 thousands.............................      $100,686        $116,114    $160,200    $356,124    $488,409    $429,409
Portfolio turnover rate................            10%(1)          63%         54%         82%        240%        217%

---------------------

     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not Annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.
    (4) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity
         Money Market Portfolio -- Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
    (5) If the Fund had borne all expenses that were assumed or waived by the Investment Adviser, the annualized expense and net investment income ratios would have been as follows:



                            EXPENSE         NET INVESTMENT
    PERIOD ENDED             RATIO           INCOME RATIO
    ------------            -------         --------------
  April 30, 2007             0.89%               4.19%
  April 30, 2006             0.83                2.93
  April 30, 2003             0.87                1.86

                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Limited Duration Fund

Semiannual Report
October 31, 2007

[MORGAN STANLEY LOGO]

 MSLSAN
 1U07-05330P-Y10/07
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Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

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Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration Fund


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 20, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 20, 2007


/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 20, 2007


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